Average Annual Total Returns		12 Months Ended	60 Months Ended	80 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P SmallCap 600 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.02%	7.31%	8.06%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 TR Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	15.28%
Palm Valley Capital Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.46%	4.98%	6.69%
Performance Inception Date	Apr. 30, 2019
Palm Valley Capital Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.94%	3.56%	5.39%
Palm Valley Capital Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.07%	3.39%	4.81%
Palm Valley Capital Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.68%	5.26%	6.97%
Performance Inception Date	Apr. 30, 2019

[1]	Investor Class shares of the Fund commenced operations on May 1, 2019. However, the performance information under the “Since Inception” heading is presented as of April 30, 2019.